ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Balance at beginning of the year	$ 338
Accruals	192
Utilization	(458)
Balance at end of the year	$ 72